Notes to the consolidated statements of income - Net interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the consolidated statements of income
Net interest	€ 336,423	€ 292,476	€ 280,429
Interest expense	424,640	360,139	353,599
Interest income	€ 88,217	€ 67,663	€ 73,170